OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Mark-to-market swaps valuation:
Other creditors	$ 7,910	$ 1,410
Deferred revenue	7,720	10,636
Guarantee (see note 25)	1,772	2,066
Deferred credits from capital lease transactions (see note 22)	625	625
Other current liabilities	55,703	25,033
Accrued withholding and payroll taxes, current	7,600
Interest Rate Swap
Mark-to-market swaps valuation:
Mark-to-market interest rate swaps valuation (see note 24)	36,167	8,753
Preferred Stock
Mark-to-market swaps valuation:
Preferred units dividend payable (see note 28)	$ 1,509	$ 1,543